Supplemental Information on Oil and Gas Operations: - Schedule of Proved Developed and Undeveloped Reserves of Oil (Details)	12 Months Ended
	Apr. 30, 2012 MBbls	Apr. 30, 2011 MBbls	Apr. 30, 2010 MBbls
Supplemental Information On Oil And Gas Operations
Proved reserves, beginning balance	463	445	79
Extensions and discoveries		46
Dispositions	(45)		(3)
Production	(6)	(28)	(32)
Revisions of prior estimates	1		401
Proved developed producing		191	191
Non-producing	203
Proved undeveloped	210	272	254
Total Proved reserves, ending balance	413	463	445